Provisions - Summary of changes in provision for unused credit commitments and financial guarantee contracts issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in provisions [Line Items]
Beginning balance	₩ 1,308,896
Ending balance	1,363,345	₩ 1,308,896
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance	498,363	395,589
Transfer (from) to 12 months expected credit loss	0	0
Transfer (from) to life time expected credit loss	0	0
Transfer (from) to impaired financial asset	0	0
Provided		41,910
Reversed	(105,879)
Change in foreign exchange rate	(4,020)	9,795
Others	11,184	51,069
Ending balance	399,648	498,363
Unused credit commitments provision | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance	229,415	206,687
Transfer (from) to 12 months expected credit loss	48,121	68,071
Transfer (from) to life time expected credit loss	(13,183)	(11,698)
Transfer (from) to impaired financial asset	(767)	(806)
Reversed	(50,312)	(40,306)
Change in foreign exchange rate	(3,089)	5,340
Others	(295)	2,127
Ending balance	209,890	229,415
Unused credit commitments provision | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance	88,843	129,182
Transfer (from) to 12 months expected credit loss	(47,999)	(67,931)
Transfer (from) to life time expected credit loss	13,237	11,723
Transfer (from) to impaired financial asset	(972)	(1,561)
Provided	40,278	16,043
Change in foreign exchange rate	(445)	1,347
Others	0	40
Ending balance	92,942	88,843
Unused credit commitments provision | Impaired financial asset
Changes in provisions [Line Items]
Beginning balance	93,017	19,722
Transfer (from) to 12 months expected credit loss	(122)	(140)
Transfer (from) to life time expected credit loss	(54)	(25)
Transfer (from) to impaired financial asset	1,739	2,367
Provided		71,093
Reversed	(91,457)
Change in foreign exchange rate	0	0
Others	0	0
Ending balance	3,123	93,017
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance	87,088
Ending balance	93,693	87,088
Financial guarantee contracts | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance	80,780	32,002
Transfer (from) to 12 months expected credit loss	1,420	4,968
Transfer (from) to life time expected credit loss	(3,336)	(366)
Transfer (from) to impaired financial asset	0	0
Reversed	(3,308)	(3,783)
Change in foreign exchange rate	(333)	2,316
Others	6,915	45,643
Ending balance	82,138	80,780
Financial guarantee contracts | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance	6,296	7,590
Transfer (from) to 12 months expected credit loss	(1,420)	(4,968)
Transfer (from) to life time expected credit loss	3,336	366
Transfer (from) to impaired financial asset	0	0
Reversed	(1,077)	(1,139)
Change in foreign exchange rate	(154)	791
Others	4,573	3,656
Ending balance	11,554	6,296
Financial guarantee contracts | Impaired financial asset
Changes in provisions [Line Items]
Beginning balance	12	406
Transfer (from) to 12 months expected credit loss	0	0
Transfer (from) to life time expected credit loss	0	0
Transfer (from) to impaired financial asset	0	0
Provided		2
Reversed	(3)
Change in foreign exchange rate	1	1
Others	(9)	(397)
Ending balance	1	12
Other provisions
Changes in provisions [Line Items]
Beginning balance	810,533	974,077
Provided	349,146	369,755
Provision used	(204,225)	(540,997)
Change in foreign exchange rate	(79)	1,929
Others	8,322	5,769
Ending balance	963,697	810,533
Asset retirement
Changes in provisions [Line Items]
Beginning balance	99,306	99,927
Provided	6,739	957
Provision used	(3,363)	(7,282)
Change in foreign exchange rate	0	0
Others	3,443	5,704
Ending balance	106,125	99,306
Litigation
Changes in provisions [Line Items]
Beginning balance	114,750	31,371
Provided	26,032	83,862
Provision used	(69,713)	(483)
Change in foreign exchange rate	0	0
Others	73,104	0
Ending balance	144,173	114,750
Guarantee
Changes in provisions [Line Items]
Beginning balance	17,363	23,163
Provided	404
Reversed		(8,471)
Provision used	0	0
Change in foreign exchange rate	(245)	2,412
Others	92	259
Ending balance	17,614	17,363
Other
Changes in provisions [Line Items]
Beginning balance	579,114	819,616
Provided	315,971	293,407
Provision used	(131,149)	(533,232)
Change in foreign exchange rate	166	(483)
Others	(68,317)	(194)
Ending balance	695,785	₩ 579,114
Gross carrying amount [member]
Changes in provisions [Line Items]
Others	₩ 72,868